Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and Other Current Assets
Deductible input value-added tax	¥ 29,941		¥ 29,567
Prepayment for promotion and advertising expense and other operation expenses	59,409		70,628
Other receivable related to exercise of employee options	11,216		94,264
Prepaid content cost	36,884		35,204
Interest income receivable	12,320		15,303
Rental and other deposits	31,181		19,336
Inventories	10,347		4,603
Others	7,951		3,170
Total	¥ 199,249	$ 28,889	¥ 272,075